Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Compensation Table Total for non-PEO NEOs ($)(1)	Compensation Actually Paid to non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($ millions)	GAAP Pre-tax Margin (%)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	10,779,926	10,895,439	5,767,245	5,220,384	29.65	61.60	(310)	-3.5
2022	3,457,274	1,855,782	1,430,804	970,779	34.62	48.03	(362)	-4.8
2021	3,449,755	3,439,434	1,353,013	975,734	76.07	74.24	(182)	-4.4
2020	2,063,189	(953,474)	1,233,835	345,925	77.67	75.55	(1,356)	-64.0

(1)	Our principal executive officer (PEO) for 2020-2023 is Robin Hayes. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Ursula Hurley (2021-2023), Joanna Geraghty (2020-2023), Carol Clements (2021-2023), Brandon Nelson (2020-2023), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).

(2)	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2023 ($)
SCT Total	10,779,926
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,449,979)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	3,791,377
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	960,484
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	80,937
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	732,694
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Compensation Actually Paid	10,895,439

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023 ($)
Average SCT Total	5,767,245
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,328,112)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	2,350,093
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	205,957
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	225,200
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Average Compensation Actually Paid	5,220,384

(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.
(4)	Pre-tax Margin calculated using GAAP figures.

Company Selected Measure Name		GAAP Pre-tax Margin
Named Executive Officers, Footnote [Text Block]

(1)	Our principal executive officer (PEO) for 2020-2023 is Robin Hayes. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Ursula Hurley (2021-2023), Joanna Geraghty (2020-2023), Carol Clements (2021-2023), Brandon Nelson (2020-2023), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).

Peer Group Issuers, Footnote [Text Block]		The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.
PEO Total Compensation Amount	[1]	$ 10,779,926	$ 3,457,274	$ 3,449,755	$ 2,063,189
PEO Actually Paid Compensation Amount	[1],[2]	$ 10,895,439	1,855,782	3,439,434	(953,474)
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Fiscal Year	2023 ($)
SCT Total	10,779,926
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(5,449,979)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	3,791,377
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	960,484
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	80,937
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	732,694
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Compensation Actually Paid	10,895,439

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,767,245	1,430,804	1,353,013	1,233,835
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 5,220,384	970,779	975,734	345,925
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023 ($)
Average SCT Total	5,767,245
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,328,112)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	2,350,093
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	205,957
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	225,200
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0
Average Compensation Actually Paid	5,220,384

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2023.
Compensation Actually Paid vs. Net Income [Text Block]		The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Pre-tax Margin during the period 2020-2023.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Pre-tax Margin during the period 2020-2023.
Total Shareholder Return Vs Peer Group [Text Block]		The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2023.
Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for FY2023 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentive Awards” and “Long-Term Equity Awards.”

Most Important Performance Measures
■ Absolute Pre-Tax Margin
■ Relative Pre-Tax Margin
■ Controllable Costs
■ Crewmember WOW
■ On-time Performance

Total Shareholder Return Amount		$ 29.65	34.62	76.07	77.67
Peer Group Total Shareholder Return Amount	[3]	61.60	48.03	74.24	75.55
Net Income (Loss) Attributable to Parent		$ (310,000,000)	$ (362,000,000)	$ (182,000,000)	$ (1,356,000,000)
Company Selected Measure Amount	[4]	(0.035)	(0.048)	(0.044)	(0.640)
PEO Name		Robin Hayes	Robin Hayes	Robin Hayes	Robin Hayes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Absolute Pre-Tax Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Pre-Tax Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Controllable Costs
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Crewmember WOW
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		On-time Performance
PEO [Member] | - Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,449,979)
PEO [Member] | + Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,791,377
PEO [Member] | ± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		960,484
PEO [Member] | + Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		80,937
PEO [Member] | ± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		732,694
PEO [Member] | - Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | - Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,328,112)
Non-PEO NEO [Member] | + Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,350,093
Non-PEO NEO [Member] | ± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		205,957
Non-PEO NEO [Member] | + Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | ± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		225,200
Non-PEO NEO [Member] | - Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0

[1]	Our principal executive officer (PEO) for 2020-2023 is Robin Hayes. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Ursula Hurley (2021-2023), Joanna Geraghty (2020-2023), Carol Clements (2021-2023), Brandon Nelson (2020-2023), Stephen Priest (2020-2021) and Easwaran Sundaram (2020).
[2]	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
[3]	The Peer Group for which Total Shareholder Return is provided in column (g) is the NYSE Arca Airline Index.
[4]	Pre-tax Margin calculated using GAAP figures.